SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT 2-92948 UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 75
and

REGISTRATION STATEMENT (NO. 811-04098) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 76

VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 17, 2017, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 95 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 75 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 76 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Chester Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 17, 2017, the pending effective date of the Trust’s 72nd Post-Effective Amendment. By way of further background:

· Post-Effective Amendment No. 72 was filed under Rule 485(a) on January 5, 2017, for the purpose of adding Vanguard Target Retirement 2065 Fund and Vanguard Institutional Target Retirement 2065 Fund, each a new series of the Trust. Post-Effective Amendment No. 72 originally requested that the Amendment become effective April 10, 2017.

This Post-Effective Amendment No. 75 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 7th day of April, 2017.

VANGUARD CHESTER FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	April 7, 2017
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	April 7, 2017
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	April 7, 2017
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	April 7, 2017
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	April 7, 2017
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	April 7, 2017
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	April 7, 2017
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	April 7, 2017
Scott C. Malpass
/s/ André F. Perold*	Trustee	April 7, 2017
André F. Perold
/s/ Peter F. Volanakis*	Trustee	April 7, 2017
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	April 7, 2017
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.

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